Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Sustainable Aware Advantage Large Cap Core Fund - Investor C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 151
Expense Example, No Redemption, 3 Years	497
Expense Example, No Redemption, 5 Years	868
Expense Example, No Redemption, 10 Years	$ 1,712